FINANCE LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Changes in Right-of-Use Assets and Lease Liabilities	Our right of use asset for our finance leases were as follows:

(in thousands of $)
Balance as of January 1, 2021	113,480
Additions	—
Depreciation	(14,945)
Impairment	—
Balance as of December 31, 2021	98,535
Additions	—
Depreciation	(14,946)
Impairment	—
Balance as of December 31, 2022	83,589

In 2020, we recorded a total of $70.0 million in impairment of right of use assets for vessels under finance leases. The loss recorded is equal to the difference between the carrying value of right of use assets and estimated fair value of the leased assets following an impairment review that was triggered by the negative market developments in the start of 2020.

Our lease obligations for our finance leases were as follows:

(in thousands of $)
Balance as of January 1, 2021	151,205
Additions	—
Repayments	(32,237)
Interest expense on obligations under finance lease	8,762
Balance as of January 1, 2022	127,730
Additions	—
Repayments	(29,059)
Interest expense on obligations under finance lease	7,304
Balance as of December 31, 2022	105,975
Current portion	18,387
Non-current portion	87,588

Schedule of Outstanding Obligations Under Finance Leases
The outstanding obligations under finance leases as of December 31, 2022 are payable as follows:

(in thousands of $)
2023	24,484
2024	24,553
2025	22,551
2026	20,617
2027	20,617
Thereafter	12,320
Minimum lease payments	125,142
Less: imputed interest	(19,167)
Present value of obligations under finance leases	105,975